Schedule of Investments (unaudited) June 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings Inc.(a)(b)	873,041	$34,607,345
Aerovironment Inc.(a)(b)	153,970	12,260,631
Cubic Corp.(b)	192,896	9,264,795
Moog Inc., Class A	177,657	9,412,268
Triumph Group Inc.	583,941	5,261,309

		70,806,348

Air Freight & Logistics — 0.4%
Forward Air Corp.	338,059	16,842,099

Airlines — 0.4%
Allegiant Travel Co.	158,570	17,317,430

Auto Components — 2.3%
Dorman Products Inc.(a)(b)	188,420	12,637,329
Fox Factory Holding Corp.(a)(b)	495,493	40,932,677
Gentherm Inc.(a)	189,090	7,355,601
LCI Industries	303,751	34,925,290

		95,850,897

Automobiles — 0.6%
Winnebago Industries Inc.(b)	407,205	27,127,997

Banks — 4.2%
Ameris Bancorp.	354,949	8,373,247
Brookline Bancorp. Inc.	410,132	4,134,131
Central Pacific Financial Corp.	176,271	2,825,624
City Holding Co.	117,089	7,630,690
Community Bank System Inc.	345,399	19,694,651
CVB Financial Corp.	746,726	13,993,645
First BanCorp./Puerto Rico	1,226,373	6,855,425
First Commonwealth Financial Corp.	657,303	5,442,469
Independent Bank Corp.	256,050	17,178,395
Independent Bank Group Inc.	123,019	4,984,730
National Bank Holdings Corp., Class A	266,710	7,201,170
NBT Bancorp. Inc.	265,412	8,164,073
Preferred Bank/Los Angeles CA	164,027	7,028,557
Seacoast Banking Corp. of Florida(a)(b)	363,062	7,406,465
ServisFirst Bancshares Inc.	559,574	20,010,366
Tompkins Financial Corp.	82,721	5,357,839
Triumph Bancorp. Inc.(a)(b)	194,069	4,710,055
United Community Banks Inc./GA	647,983	13,037,418
Veritex Holdings Inc.	280,652	4,967,540
Westamerica Bancorp.	175,791	10,093,919

		179,090,409

Beverages — 0.5%
Coca-Cola Consolidated Inc.	56,091	12,855,496
MGP Ingredients Inc.(b)	69,445	2,548,979
National Beverage Corp.(a)(b)	67,599	4,124,891

		19,529,366

Biotechnology — 3.0%
Anika Therapeutics Inc.(a)(b)	171,621	6,475,260
Coherus Biosciences Inc.(a)(b)	530,614	9,476,766
Cytokinetics Inc.(a)(b)	395,260	9,316,278
Eagle Pharmaceuticals Inc./DE(a)(b)	122,377	5,871,648
Emergent BioSolutions Inc.(a)(b)	328,499	25,977,701
Enanta Pharmaceuticals Inc.(a)	195,805	9,831,369
Momenta Pharmaceuticals Inc.(a)	867,677	28,867,614
REGENXBIO Inc.(a)(b)	382,527	14,088,469
Spectrum Pharmaceuticals Inc.(a)(b)	582,652	1,969,364

Security	Shares	Value

Biotechnology (continued)
Vanda Pharmaceuticals Inc.(a)(b)	371,297	$4,247,638
Xencor Inc.(a)(b)	341,609	11,064,716

		127,186,823

Building Products — 3.8%
AAON Inc.(b)	490,442	26,626,096
American Woodmark Corp.(a)(b)	188,165	14,234,682
Apogee Enterprises Inc.	157,775	3,635,136
Gibraltar Industries Inc.(a)	278,065	13,349,901
Griffon Corp.	521,586	9,659,773
Patrick Industries Inc.(b)	266,988	16,353,015
Simpson Manufacturing Co. Inc.	477,962	40,320,874
UFP Industries Inc.(b)	738,376	36,556,996

		160,736,473

Capital Markets — 0.5%
Blucora Inc.(a)(b)	325,712	3,719,631
BrightSphere Investment Group PLC(a)	255,743	3,186,558
Greenhill & Co. Inc.(b)	79,591	795,114
Piper Sandler Cos	81,857	4,842,660
Virtus Investment Partners Inc.	87,648	10,192,586

		22,736,549

Chemicals — 2.3%
American Vanguard Corp.	170,008	2,339,310
Balchem Corp.	390,529	37,045,581
HB Fuller Co.	354,122	15,793,841
Innospec Inc.	296,803	22,928,032
Koppers Holdings Inc.(a)(b)	251,970	4,747,115
Stepan Co.	132,934	12,907,891
Tredegar Corp.	173,808	2,676,643

		98,438,413

Commercial Services & Supplies — 1.7%
Brady Corp., Class A, NVS	397,900	18,629,678
Harsco Corp.(a)(b)	457,570	6,181,771
Interface Inc.	459,326	3,738,914
RR Donnelley & Sons Co.	842,562	1,002,649
U.S. Ecology Inc.	148,013	5,014,680
UniFirst Corp./MA(b)	184,250	32,971,538
Viad Corp.	147,774	2,810,661

		70,349,891

Communications Equipment — 1.3%
Comtech Telecommunications Corp.	297,002	5,016,364
Digi International Inc.(a)(b)	347,716	4,050,891
Extreme Networks Inc.(a)(b)	1,452,656	6,304,527
Harmonic Inc.(a)(b)	1,167,103	5,543,739
Viavi Solutions Inc.(a)(b)	2,754,898	35,097,401

		56,012,922

Construction & Engineering — 0.4%
Comfort Systems USA Inc.	304,102	12,392,156
MYR Group Inc.(a)(b)	94,770	3,024,111

		15,416,267

Consumer Finance — 0.4%
Enova International Inc.(a)	363,001	5,397,825
PRA Group Inc.(a)(b)	258,656	9,999,641

		15,397,466

Diversified Consumer Services — 0.1%
Perdoceo Education Corp.(a)	367,993	5,862,129

Diversified Telecommunication Services — 1.6%
Cogent Communications Holdings Inc.	507,100	39,229,256

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Iridium Communications Inc.(a)(b)	567,569	$14,438,956
Vonage Holdings Corp.(a)(b)	1,254,239	12,617,644

		66,285,856

Electric Utilities — 0.5%
El Paso Electric Co.	285,508	19,129,036

Electrical Equipment — 0.8%
Encore Wire Corp.	146,974	7,175,271
Sunrun Inc.(a)	614,214	12,112,300
Vicor Corp.(a)(b)	223,535	16,083,343

		35,370,914

Electronic Equipment, Instruments & Components — 4.6%
Arlo Technologies Inc.(a)	480,881	1,240,673
Badger Meter Inc.(b)	221,671	13,947,539
Benchmark Electronics Inc.	228,048	4,925,837
CTS Corp.	209,215	4,192,669
ePlus Inc.(a)	75,044	5,304,110
Fabrinet(a)(b)	443,760	27,699,499
FARO Technologies Inc.(a)(b)	109,202	5,853,227
Insight Enterprises Inc.(a)(b)	217,077	10,680,188
Itron Inc.(a)	431,933	28,615,561
Knowles Corp.(a)	748,552	11,422,904
Methode Electronics Inc.	309,271	9,667,811
OSI Systems Inc.(a)(b)	203,044	15,155,204
PC Connection Inc.(b)	55,171	2,557,728
Plexus Corp.(a)	352,693	24,886,018
Rogers Corp.(a)(b)	225,518	28,099,543

		194,248,511

Energy Equipment & Services — 0.5%
Core Laboratories NV(b)	209,521	4,257,467
DMC Global Inc.	178,256	4,919,866
Geospace Technologies Corp.(a)	165,132	1,241,793
Helix Energy Solutions Group Inc.(a)(b)	1,722,073	5,975,593
Newpark Resources Inc.(a)	549,809	1,226,074
SEACOR Holdings Inc.(a)(b)	115,435	3,269,119

		20,889,912

Entertainment — 0.4%
Glu Mobile Inc.(a)(b)	1,590,313	14,742,202

Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	572,186	7,426,974
Agree Realty Corp.	650,753	42,760,980
Alexander & Baldwin Inc.	353,182	4,305,289
American Assets Trust Inc.	348,423	9,700,096
Armada Hoffler Properties Inc.	298,497	2,970,045
Brandywine Realty Trust	782,925	8,526,053
CareTrust REIT Inc.	566,735	9,725,173
Community Healthcare Trust Inc.	248,836	10,177,392
Easterly Government Properties Inc.	508,333	11,752,659
Essential Properties Realty Trust Inc.	1,111,673	16,497,227
Four Corners Property Trust Inc.	501,392	12,233,965
Getty Realty Corp.	220,035	6,530,639
Independence Realty Trust Inc.	652,355	7,495,559
Innovative Industrial Properties Inc.	224,925	19,797,899
Investors Real Estate Trust	114,674	8,083,370
Lexington Realty Trust(b)	1,635,799	17,257,679
LTC Properties Inc.	250,576	9,439,198
National Storage Affiliates Trust	427,136	12,241,718
NexPoint Residential Trust Inc.	200,812	7,098,704
Retail Opportunity Investments Corp.	773,346	8,762,010

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Properties of America Inc., Class A	957,382	$7,008,036
Safehold Inc.	160,348	9,218,407
Saul Centers Inc.	81,500	2,630,005
SITE Centers Corp.	466,860	3,781,566
Universal Health Realty Income Trust	152,956	12,158,472
Urstadt Biddle Properties Inc., Class A	228,348	2,712,774
Washington REIT	477,478	10,600,012

		280,891,901

Food & Staples Retailing — 0.2%
PriceSmart Inc.	118,777	7,165,816

Food Products — 0.9%
Calavo Growers Inc.(b)	111,011	6,983,702
J&J Snack Foods Corp.	180,316	22,923,573
John B Sanfilippo & Son Inc.	108,022	9,217,517

		39,124,792

Gas Utilities — 0.7%
Northwest Natural Holding Co.	184,461	10,291,079
South Jersey Industries Inc.	737,445	18,428,751

		28,719,830

Health Care Equipment & Supplies — 3.5%
Cardiovascular Systems Inc.(a)(b)	426,262	13,448,566
CONMED Corp.	344,838	24,824,888
CryoLife Inc.(a)(b)	249,269	4,778,487
Cutera Inc.(a)(b)	209,710	2,552,171
Glaukos Corp.(a)(b)	481,040	18,481,557
Heska Corp.(a)(b)	52,008	4,845,585
Inogen Inc.(a)(b)	137,107	4,870,041
Lantheus Holdings Inc.(a)(b)	356,347	5,095,762
LeMaitre Vascular Inc.	199,957	5,278,865
Mesa Laboratories Inc.(b)	29,819	6,464,759
Natus Medical Inc.(a)(b)	216,491	4,723,834
Neogen Corp.(a)(b)	409,212	31,754,851
Orthofix Medical Inc.(a)	101,467	3,246,944
Surmodics Inc.(a)(b)	90,444	3,910,798
Tactile Systems Technology Inc.(a)(b)	125,506	5,199,713
Varex Imaging Corp.(a)(b)	281,728	4,268,179
Zynex Inc.(a)(b)	183,360	4,560,163

		148,305,163

Health Care Providers & Services — 2.8%
Addus HomeCare Corp.(a)(b)	163,577	15,140,687
AMN Healthcare Services Inc.(a)(b)	306,543	13,868,005
BioTelemetry Inc.(a)(b)	412,619	18,646,253
Community Health Systems Inc.(a)(b)	1,437,040	4,325,490
CorVel Corp.(a)	106,531	7,551,983
Ensign Group Inc. (The)(b)	371,901	15,564,057
Hanger Inc.(a)(b)	456,703	7,563,002
Pennant Group Inc. (The)(a)(b)	317,026	7,164,788
RadNet Inc.(a)(b)	505,511	8,022,459
Select Medical Holdings Corp.(a)(b)	675,212	9,945,873
U.S. Physical Therapy Inc.(b)	155,211	12,575,195

		120,367,792

Health Care Technology — 1.5%
HealthStream Inc.(a)	200,621	4,439,743
HMS Holdings Corp.(a)(b)	587,633	19,033,433
NextGen Healthcare Inc.(a)	317,221	3,483,087
Omnicell Inc.(a)(b)	324,471	22,914,142
Simulations Plus Inc.(b)	148,153	8,862,512

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Tabula Rasa HealthCare Inc.(a)(b)	96,561	$5,284,783

		64,017,700

Hotels, Restaurants & Leisure — 2.4%
Bloomin’ Brands Inc.	718,902	7,663,495
Chuy’s Holdings Inc.(a)(b)	201,131	2,992,829
Dave & Buster’s Entertainment Inc.	324,352	4,323,612
Dine Brands Global Inc.	199,553	8,401,181
El Pollo Loco Holdings Inc.(a)(b)	125,905	1,858,358
Monarch Casino & Resort Inc.(a)(b)	88,409	3,012,979
Ruth’s Hospitality Group Inc.	245,571	2,003,860
Shake Shack Inc., Class A(a)(b)	424,391	22,484,235
Wingstop Inc.(b)	357,490	49,680,385

		102,420,934

Household Durables — 3.3%
Cavco Industries Inc.(a)	104,198	20,094,584
Century Communities Inc.(a)(b)	166,279	5,098,114
Installed Building Products Inc.(a)(b)	255,620	17,581,544
iRobot Corp.(a)(b)	147,945	12,412,585
La-Z-Boy Inc.	267,013	7,225,372
LGI Homes Inc.(a)(b)	263,612	23,205,764
M/I Homes Inc.(a)(b)	182,681	6,291,534
MDC Holdings Inc.	609,572	21,761,720
Meritage Homes Corp.(a)(b)	243,863	18,562,852
Universal Electronics Inc.(a)	168,129	7,871,800

		140,105,869

Household Products — 0.8%
WD-40 Co.(b)	165,168	32,752,814

Industrial Conglomerates — 0.2%
Raven Industries Inc.	433,042	9,314,733

Insurance — 2.6%
AMERISAFE Inc.	110,092	6,733,227
eHealth Inc.(a)(b)	309,528	30,408,031
James River Group Holdings Ltd.	239,728	10,787,760
Kinsale Capital Group Inc.(b)	250,111	38,819,728
Palomar Holdings Inc.(a)(b)	173,682	14,894,968
Safety Insurance Group Inc.	84,359	6,433,217

		108,076,931

Interactive Media & Services — 0.1%
QuinStreet Inc.(a)(b)	565,035	5,910,266

Internet & Direct Marketing Retail — 0.8%
Liquidity Services Inc.(a)(b)	164,448	980,110
PetMed Express Inc.	126,720	4,516,301
Shutterstock Inc.	232,511	8,130,910
Stamps.com Inc.(a)	109,837	20,175,958

		33,803,279

IT Services — 3.6%
Cardtronics PLC, Class A(a)(b)	287,243	6,888,087
CSG Systems International Inc.(b)	399,580	16,538,616
EVERTEC Inc.	720,805	20,254,620
ExlService Holdings Inc.(a)(b)	414,685	26,291,029
ManTech International Corp./VA, Class A	327,171	22,407,942
NIC Inc.	809,287	18,581,230
Perficient Inc.(a)(b)	399,773	14,303,878
Sykes Enterprises Inc.(a)	242,895	6,718,476
TTEC Holdings Inc.	213,975	9,962,676

Security	Shares	Value

IT Services (continued)
Virtusa Corp.(a)(b)	364,137	$11,823,528

		153,770,082

Leisure Products — 1.3%
Callaway Golf Co.(b)	1,137,231	19,912,915
YETI Holdings Inc.(a)(b)	809,091	34,572,458

		54,485,373

Life Sciences Tools & Services — 1.7%
Medpace Holdings Inc.(a)(b)	324,878	30,220,151
NeoGenomics Inc.(a)(b)	1,326,810	41,104,574

		71,324,725

Machinery — 7.3%
Alamo Group Inc.(b)	117,522	12,062,458
Albany International Corp., Class A(b)	370,989	21,780,764
Barnes Group Inc.	355,250	14,053,690
Chart Industries Inc.(a)(b)	251,205	12,180,930
CIRCOR International Inc.(a)(b)	241,541	6,154,465
Enerpac Tool Group Corp.(b)	294,527	5,183,675
ESCO Technologies Inc.	314,639	26,596,435
Federal Signal Corp.	727,996	21,643,321
Franklin Electric Co. Inc.	463,024	24,318,020
John Bean Technologies Corp.(b)	382,674	32,917,618
Lindsay Corp.(b)	58,920	5,433,013
Meritor Inc.(a)(b)	474,300	9,391,140
Mueller Industries Inc.	452,794	12,035,265
Proto Labs Inc.(a)(b)	205,824	23,149,025
SPX Corp.(a)	538,465	22,157,835
SPX FLOW Inc.(a)(b)	515,372	19,295,528
Tennant Co.(b)	222,871	14,488,844
Watts Water Technologies Inc., Class A	332,186	26,907,066

		309,749,092

Media — 0.3%
EW Scripps Co. (The), Class A, NVS	311,647	2,726,911
TechTarget Inc.(a)(b)	276,115	8,291,734

		11,018,645

Metals & Mining — 1.0%
Arconic Corp.(a)(b)	579,846	8,077,255
Cleveland-Cliffs Inc.(b)	2,697,481	14,890,095
Haynes International Inc.	69,802	1,630,575
Kaiser Aluminum Corp.	120,211	8,849,934
Materion Corp.(b)	137,442	8,451,308

		41,899,167

Mortgage Real Estate Investment — 0.7%
ARMOUR Residential REIT Inc.	294,730	2,767,515
Granite Point Mortgage Trust Inc.	662,133	4,754,115
PennyMac Mortgage Investment Trust(c)	1,206,510	21,150,120

		28,671,750

Oil, Gas & Consumable Fuels — 0.8%
Callon Petroleum Co.(a)(b)	2,526,764	2,905,779
Dorian LPG Ltd.(a)(b)	92,845	718,620
Matador Resources Co.(a)(b)	1,324,081	11,254,688
Par Pacific Holdings Inc.(a)(b)	465,719	4,186,814
PDC Energy Inc.(a)(b)	588,896	7,325,866
Penn Virginia Corp.(a)(b)	159,950	1,524,324
QEP Resources Inc.	1,375,504	1,774,400
REX American Resources Corp.(a)	31,948	2,216,233
Ring Energy Inc.(a)(b)	722,881	838,542
Talos Energy Inc.(a)(b)	243,251	2,237,909

		34,983,175

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.5%
Mercer International Inc.	253,723	$2,070,380
Neenah Inc.	93,338	4,616,497
Schweitzer-Mauduit International Inc.	376,982	12,594,969

		19,281,846

Personal Products — 0.7%
Inter Parfums Inc.	213,384	10,274,440
Medifast Inc.	142,365	19,755,991

		30,030,431

Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals Inc.(a)(b)	207,670	4,664,268
ANI Pharmaceuticals Inc.(a)(b)	114,013	3,687,181
Corcept Therapeutics Inc.(a)(b)	1,246,398	20,964,415
Innoviva Inc.(a)(b)	808,093	11,297,140
Pacira BioSciences Inc.(a)(b)	346,122	18,161,021
Supernus Pharmaceuticals Inc.(a)	355,543	8,444,146

		67,218,171

Professional Services — 1.2%
Exponent Inc.(b)	622,898	50,411,135
Forrester Research Inc.(a)	72,363	2,318,511

		52,729,646

Real Estate Management & Development — 0.4%
Marcus & Millichap Inc.(a)(b)	145,227	4,191,251
RE/MAX Holdings Inc., Class A	155,501	4,887,396
St. Joe Co. (The)(a)(b)	377,230	7,325,807

		16,404,454

Road & Rail — 1.1%
Heartland Express Inc.(b)	263,365	5,483,259
Marten Transport Ltd.	273,001	6,868,705
Saia Inc.(a)(b)	315,074	35,029,928

		47,381,892

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Energy Industries Inc.(a)	462,419	31,347,384
Axcelis Technologies Inc.(a)(b)	206,581	5,753,281
Brooks Automation Inc.(b)	891,327	39,432,306
CEVA Inc.(a)(b)	143,588	5,373,063
Cohu Inc.(b)	225,363	3,907,794
Diodes Inc.(a)(b)	503,970	25,551,279
DSP Group Inc.(a)(b)	131,813	2,093,190
FormFactor Inc.(a)	920,366	26,994,335
Ichor Holdings Ltd.(a)(b)	275,619	7,325,953
Kulicke & Soffa Industries Inc.	377,067	7,854,306
MaxLinear Inc.(a)(b)	358,061	7,683,989
Onto Innovation Inc.(a)(b)	316,241	10,764,844
PDF Solutions Inc.(a)	213,292	4,171,992
Power Integrations Inc.(b)	360,596	42,597,206
Rambus Inc.(a)	725,491	11,027,463
Ultra Clean Holdings Inc.(a)(b)	482,164	10,911,371
Veeco Instruments Inc.(a)(b)	597,304	8,057,631

		250,847,387

Software — 4.6%
8x8 Inc.(a)(b)	1,252,443	20,039,088
Agilysys Inc.(a)	241,797	4,337,838
Alarm.com Holdings Inc.(a)(b)	512,589	33,220,893
Bottomline Technologies DE Inc.(a)	265,981	13,503,856
Ebix Inc.(b)	183,001	4,091,902
LivePerson Inc.(a)(b)	743,961	30,822,304
MicroStrategy Inc., Class A(a)(b)	52,304	6,187,040
OneSpan Inc.(a)(b)	394,605	11,021,318

Security	Shares	Value

Software (continued)
Progress Software Corp.	541,232	$20,972,740
SPS Commerce Inc.(a)	422,081	31,706,725
Xperi Holding Corp.	1,381,149	20,385,759

		196,289,463

Specialty Retail — 2.8%
America’s Car-Mart Inc./TX(a)(b)	53,796	4,727,054
Asbury Automotive Group Inc.(a)(b)	118,884	9,193,300
Boot Barn Holdings Inc.(a)(b)	348,149	7,506,092
Buckle Inc. (The)	218,166	3,420,843
Hibbett Sports Inc.(a)(b)	109,510	2,293,139
Lithia Motors Inc., Class A(b)	267,825	40,529,957
Monro Inc.(b)	225,240	12,374,686
Rent-A-Center Inc./TX	586,089	16,304,996
Sleep Number Corp.(a)(b)	333,962	13,906,178
Zumiez Inc.(a)	242,457	6,638,473

		116,894,718

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	1,436,560	10,041,555
Diebold Nixdorf Inc.(a)	936,438	5,674,814

		15,716,369

Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.(a)(b)	814,181	29,978,144
Steven Madden Ltd.	924,471	22,825,189

		52,803,333

Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)(b)	418,217	9,234,231
Flagstar Bancorp. Inc.	242,545	7,138,099
Meta Financial Group Inc.(b)	384,756	6,991,017
NMI Holdings Inc., Class A(a)	1,024,073	16,467,094
Northfield Bancorp. Inc.	246,365	2,838,125
TrustCo Bank Corp. NY	605,970	3,835,790
Walker & Dunlop Inc.	349,054	17,735,434

		64,239,790

Tobacco — 0.2%
Vector Group Ltd.	923,484	9,290,249

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies Inc.	266,616	16,634,172
Foundation Building Materials Inc.(a)(b)	111,307	1,737,502
GMS Inc.(a)	281,281	6,916,700

		25,288,374

Water Utilities — 1.3%
American States Water Co.(b)	445,718	35,046,806
California Water Service Group	394,413	18,813,500

		53,860,306

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.(b)	317,054	15,627,592

Total Common Stocks — 99.5% (Cost: $4,162,070,253)		4,210,151,760

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	391,335,697	391,844,433

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	9,842,000	$9,842,000

		401,686,433

Total Short-Term Investments — 9.5% (Cost: $401,136,824)		401,686,433

Total Investments in Securities — 109.0% (Cost: $4,563,207,077)		4,611,838,193

Other Assets, Less Liabilities — (9.0)%		(380,274,603)

Net Assets — 100.0%		$4,231,563,590

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	368,642,149	22,693,548	(b)	—	391,335,697	$391,844,433	$716,478	(c)	$14,416	$563,038
BlackRock Cash Funds: Treasury, SL Agency Shares	4,212,000	5,630,000	(b)	—	9,842,000	9,842,000	2,274		—	—
PennyMac Mortgage Investment Trust	1,222,743	83,374		(99,607)	1,206,510	21,150,120	296,658		(849,606)	8,980,911

						$422,836,553	$1,015,410		$(835,190)	$9,543,949

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	163	09/18/20	$11,716	$90,062

OTC Total Return Swaps

Reference Entity (a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$4,538,023	$425,395	(b)	$4,726,912	0.1%
	JPMorgan Securities PLC	02/08/23	4,310,240	392,060	(c)	4,687,959	0.1%

			$8,848,263	$817,455		$9,414,871

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount includes $236,506 of net dividends and financing fees.
(c)	Amount includes $14,341 of net dividends, payable for referenced securities purchased and financing fees.

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Growth ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	6,415	$57,799	1.2%

Banks
Brookline Bancorp. Inc.	9,488	95,639	2.0
Central Pacific Financial Corp.	3,797	60,866	1.3
Community Bank System Inc.	3,673	209,434	4.4
First BanCorp./Puerto Rico	12,684	70,904	1.5
First Commonwealth Financial Corp.	6,798	56,287	1.2
Independent Bank Corp.	2,648	177,654	3.8
NBT Bancorp. Inc.	3,215	98,893	2.1
United Community Banks Inc./GA	3,939	79,253	1.7

		848,930

Capital Markets
BrightSphere Investment Group PLC(a)	4,703	58,599	1.2

Health Care Equipment & Supplies
Lantheus Holdings Inc.(a)	4,472	63,950	1.4

Insurance
AMERISAFE Inc.	1,875	114,675	2.4
Palomar Holdings Inc.(a)	40,285	3,454,842	73.1

		3,569,517

Software
Xperi Holding Corp.	8,680	128,117	2.7

Total Reference Entity — Long		4,726,912

Net Value of Reference Entity — Goldman Sachs & Co.		$4,726,912

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	36,204	$326,198	7.0%

Banks
Community Bank System Inc.	9,762	556,629	11.9
United Community Banks Inc./GA	10,335	207,940	4.4

		764,569

Capital Markets
BrightSphere Investment Group PLC(a)	199,066	2,480,362	52.9

Health Care Equipment & Supplies
Lantheus Holdings Inc.(a)	78,100	1,116,830	23.8

Total Reference Entity — Long		4,687,959

Net Value of Reference Entity — JPMorgan Securities PLC		$4,687,959

(a)	Non-income producing security.

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,210,151,760	$—	$—	$4,210,151,760
Money Market Funds	401,686,433	—	—	401,686,433

	$4,611,838,193	$—	$—	$4,611,838,193

Derivative financial instruments(a)
Assets
Futures Contracts	$90,062	$—	$—	$90,062
Swaps	—	817,455	—	817,455

	$90,062	$817,455	$—	$907,517

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

7